Property, Plant and Equipment - Additional Information (Detail)	1 Months Ended	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Estimated residual value of property plant and equipment		5.00%	5.00%
Impairment loss on property, plant and equipment	¥ 0	¥ 0	$ 0	¥ 0	$ 0